PIMCO ETF Trust

Supplement Dated December 13, 2011 to the
Index Exchange-Traded Funds Prospectus (dated October 31, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Funds

PIMCO 1-3 Year U.S. Treasury Index Fund

Effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 1-3 Year U.S. Treasury Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 1.88 years.

PIMCO 3-7 Year U.S. Treasury Index Fund

In addition, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 3-7 Year U.S. Treasury Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 4.58 years.

PIMCO 7-15 Year U.S. Treasury Index Fund

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 7-15 Year U.S. Treasury Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 7.80 years.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 29.73 years.

PIMCO 1-5 Year U.S. TIPS Index Fund

Additionally, effective immediately, the last three sentences of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 1-5 Year U.S. TIPS Index Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2011 was 3.26 years.
PIMCO 15+ Year U.S. TIPS Index Fund

Additionally, effective immediately, the last three sentences of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 15+ Year U.S. TIPS Index Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2011 was 19.62 years.
PIMCO Broad U.S. TIPS Index Fund

Additionally, effective immediately, the last three sentences of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Broad U.S. TIPS Index Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2011 was 9.77 years.
PIMCO Broad U.S. Treasury Index Fund

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Broad U.S. Treasury Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 7.66 years.

PIMCO 0-5 Year High Yield Corporate Bond Index Fund

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 0-5 Year High Yield Corporate Bond Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 1.98 years.

PIMCO Investment Grade Corporate Bond Index Fund

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Investment Grade Corporate Bond Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 6.23 years.